Equity Method Investments (Narrative) (Details) - Equity Method Investments	Dec. 31, 2020
SKY Mexico
Schedule of Equity Method Investments [Line Items]
Company's ownership interest in investee	41.30%
The CW
Schedule of Equity Method Investments [Line Items]
Company's ownership interest in investee	50.00%